STOCK TRANSACTIONS (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Feb. 28, 2015	Aug. 31, 2014
Stock Transactions Details Narrative
Sales of common stock	483,834	495,000
Sales of common stock private placement per share	$ 1.50	$ 1.50
common stock issued for officers’ and directors’ fees	19,167	63,333
Number of post reverse split shares for the purchase of certain assets owned by Mix1		3,333,333
Value of post reverse split shares for the purchase of certain assets owned by Mix1		$ 19,880,000
Common stock issued to related parties as payroll and consulting fees	75,434
Common stock issued to related parties as payroll and consulting fees, Value	150,201
Shares issued as officer and directors fees, Value	37,497
Common stock issued as interest expense	7,561
Common stock issued as interest expense, Value	$ 22,683